SCHEDULE 1 STATEMENTS OF CASH FLOWS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net (loss) income	$ (30,361)	$ 124	$ (2,202)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Amortization of acquired intangible assets	4,991	3,480	3,056
Share-based compensation	45	492	1,465
Share of net (income) loss of an equity method investee	(566)	264	(41)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(750)	922	(2,549)
Accrued expenses and other current liabilities	(415)	(3,717)	(3,526)
Net cash used in operating activities	(19,140)	(7,560)	(3,296)
Investing activities:
Investment in an equity method investee	(9,016)	(3,712)	(1,500)
Purchase of intangible assets	(8,044)	(4,134)	(1,081)
Cash (used in) provided by investing activities	61,721	(26,178)	33,791
Financing activities:
Repurchase of ordinary shares	(28,902)	(4,853)	(4,152)
Proceeds from exercise of share-based awards	2,542	3,041	2,289
Raise of short-term bank loans	31,500	15,000	8,500
Net cash provided by financing activities	(16,628)	13,902	6,936
(Decrease) increase in cash and cash equivalents	25,953	(19,836)	37,431
Cash and cash equivalents at the beginning of the year	53,263	71,336	33,207
Cash and cash equivalents at the end of the year	78,177	53,263	71,336
Parent Company [Member]
Operating activities:
Net (loss) income	(30,361)	124	(2,202)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Amortization of acquired intangible assets	1,021	33
Share-based compensation	45	492	1,465
Share of net (income) loss of subsidiaries	38,266	(848)	(1,080)
Share of net (income) loss of an equity method investee	(16)	202	(50)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(84)	137	30
Accrued expenses and other current liabilities	(325)	(1,148)	1,462
Amounts due to subsidiaries	5,937	7,418	3,440
Net cash used in operating activities	14,483	6,410	3,065
Investing activities:
Dividend received from a subsidiary	22,060
Investment in an equity method investee	(9,016)	(3,712)
(Increase) decrease in amounts due from subsidiaries	7,575	(799)	(1,829)
Purchase of intangible assets	(5,061)	(654)
Cash (used in) provided by investing activities	15,558	(5,165)	(1,829)
Financing activities:
Repurchase of ordinary shares	(28,902)	(4,853)	(4,152)
Proceeds from exercise of share-based awards	2,542	3,041	2,289
Raise of short-term bank loans	10,000
Net cash provided by financing activities	(16,360)	(1,812)	(1,863)
(Decrease) increase in cash and cash equivalents	13,681	(567)	(627)
Cash and cash equivalents at the beginning of the year	688	1,255	1,882
Cash and cash equivalents at the end of the year	$ 14,369	$ 688	$ 1,255